BRIDGE LOAN NOTE PAYABLE	12 Months Ended
Mar. 31, 2012
BRIDGE LOAN NOTE PAYABLE [Text Block]

NOTE 7 – BRIDGE LOAN NOTE PAYABLE

On November 9, 2011, USG Nevada LLC, a wholly owned subsidiary of the Company, signed a bridge loan agreement with Ares Capital Corporation. The bridge loan provides for the funding necessary for the retirement of the San Emidio plant construction loan held by Benham Constructors LLC. The loan principal cannot exceed $9 million. Interest rate is equal to the LIBOR rate for three month interest periods plus applicable margin. The loan has monetized the Section 1603 ITC cash grant associated with planned commercial operation of the San Emidio power plant. Once the placed in service date has been achieved, an application will be submitted to the United States Department of Treasury for an estimated $10 million ITC cash grant. The cash grant proceeds will be used to repay the bridge loan. At March 31, 2012, the loan balance totaled $7,500,000, and the entire balance was considered to be short term.